CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash Flows from Operating Activities
Net income	$ 293,222	$ 339,689
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization of right-of-use assets	63,439	67,112
Amortization of deferred drydocking and special survey costs	8,337	5,922
Amortization of assumed time charters	(12,390)	(32,364)
Amortization of finance costs	1,261	4,922
Debt discount amortization		1,639
Loss/(gain) on investments	(6,438)	69,096
Payments for drydocking and special survey costs deferred	(14,560)	(9,726)
Gain on sale of vessels	(1,639)
Loss/(gain) on debt extinguishment	2,254	(22,939)
Equity loss on investments	3,326
Prior service cost and periodic cost	886
Stock based compensation		248
Amortization of deferred realized losses on interest rate swaps	1,796	1,796
(Increase)/Decrease in
Accounts receivable	(2,456)	1,578
Inventories	77	(1,863)
Prepaid expenses	(1,323)	(1,179)
Due from related parties	1,090	(10,243)
Other assets, current and non-current	(12,250)	(30,145)
Increase/(Decrease) in
Accounts payable	(4,836)	(1,061)
Accrued liabilities	1,685	5,902
Unearned revenue, current and long-term	(38,078)	217,882
Other liabilities, current and long-term	(2,797)	14,212
Net Cash provided by Operating Activities	280,606	620,478
Cash Flows from Investing Activities
Vessels additions and advances for vessels under construction	(29,784)	(84,047)
Proceeds/Advances from sale of vessels	3,914	13,000
Proceeds from sale of investments		85,333
Investments in affiliates/marketable securities	(74,407)
Net Cash provided by/(used in) Investing Activities	(100,277)	14,286
Cash Flows from Financing Activities
Proceeds from long-term debt		127,725
Payments of long-term debt	(13,750)	(383,125)
Payments of leaseback obligation	(72,925)	(120,687)
Dividends paid	(30,361)	(31,070)
Repurchase of common stock	(35,738)	(6,325)
Payments of accumulated accrued interest		(3,373)
Finance costs	(1,892)	(15,092)
Net Cash used in Financing Activities	(154,666)	(431,947)
Net Increase in cash, cash equivalents and restricted cash	25,663	202,817
Cash, cash equivalents and restricted cash at beginning of period	267,668	129,756
Cash, cash equivalents and restricted cash at end of period	293,331	332,573
Supplemental cash flow information
Supplemental information: Cash paid for interest, net of amounts capitalized	$ 11,139	$ 27,249